INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 26, 2022 TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 2021,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Senior Loan ETF (BKLN)
(the “Fund”)
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On August 29, 2022, the name of the underlying index for the Fund will change from the “S&P/LSTA U.S. Leveraged Loan 100 Index” to the “Morningstar LSTA US Leveraged Loan 100 Index.” Accordingly, effective August 29, 2022, all references to “S&P/LSTA U.S. Leveraged Loan 100 Index” in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are replaced with “Morningstar LSTA US Leveraged Loan 100 Index.” The underlying index’s methodology will remain the same.
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Effective August 29, 2022, the following language replaces the disclosure in the section titled “Disclaimers” in the Fund’s Statutory Prospectus:
The Morningstar® LSTA® US Leveraged Loan 100 IndexTM (the “Underlying Index”) is a product of Morningstar, Inc. (“Morningstar”) licensed for certain use by the Adviser. Morningstar® is a registered trademark of Morningstar licensed for certain use by the Adviser. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for use by Morningstar, and further sublicensed by Morningstar for certain use by the Adviser.
The Fund is not sponsored, endorsed, sold or promoted by Morningstar and/or their respective affiliates (collectively, the “Morningstar Entities”) or LSTA. Neither the Morningstar Entities nor LSTA make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Morningstar Entities and LSTA’s only relationship to the Adviser or the Fund is the licensing of the Underlying Index and certain trademarks of Morningstar and LSTA. The Underlying Index is determined, composed, and calculated by Morningstar without regard to the Adviser or the owners of the Fund. Morningstar has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Morningstar Entities and LSTA are not responsible for and have not participated in the determination of the prices of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash, surrendered, or redeemed, as the case may be. The Morningstar Entities and LSTA have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. Morningstar is not an investment advisor. Inclusion of a security within an index is not a recommendation by Morningstar to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER THE MORNINGSTAR ENTITIES NOR ANY OF THEIR THIRD PARTY DATA PROVIDERS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS INCLUDING ELECTRONIC COMMUNICATIONS WITH RESPECT THERETO. THE MORNINGSTAR ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO THE RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL THE

MORNINGSTAR ENTITIES OR LSTA BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
Please Retain This Supplement for Future Reference
P-BKLN-SUMSTATPRO-SUP 08262022